SOFTWARE - DOLLAR THRIFTY (Dollar Thrifty Automotive Group Inc.)	12 Months Ended
Dec. 31, 2011
Dollar Thrifty Automotive Group Inc.
SOFTWARE

7. SOFTWARE

	December 31,
	2011	2010
	(In Thousands)
Software	$83,501	$80,144
Less: Accumulated amortization	(61,966)	(55,967)

	$21,535	$24,177

        Software is amortized over its estimated useful life. The aggregate amortization expense recognized for software was $7.5 million, $7.3 million and $8.0 million for the years ended December 31, 2011, 2010 and 2009, respectively. The estimated aggregate amortization expense for software existing at December 31, 2011 for each of the next five years is as follows: $6.9 million, $5.3 million, $3.8 million, $2.9 million and $1.7 million.

        The Company did not have any charges for asset impairments in 2011. In 2010 and 2009, the Company wrote off $0.7 million and $1.0 million (pretax), respectively, of software no longer in use or considered impaired ($0.3 million and $0.6 million after-tax, respectively).